U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.
Please print or type.


1
Name and address of issuer: Schwab Capital Trust, 211 Main Street, San Francisco, CA 94105.



2

Name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

Schwab Monthly Income Fund - Moderate Payout
Schwab Monthly Income Fund - Enhanced Payout
Schwab Monthly Income Fund - Maximum Payout



3

Investment Company Act File Number: 811-7704.
Securities Act File Number: 	033-62470.



4
(a)
Last day of fiscal year for which this Form is filed:
December 31, 2012.



4 (b)
[  ]  Check box if this Form
is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year)
(See Instruction A.2).



Note: If the Form is being
filed late, interest must be paid on the registration fee due.



4 (c)
[  ] Check box if this is the last
time the issuer will be filing this Form.




5
Calculation of registration fee:





(i)
Aggregate sale price of securities sold
during the fiscal year pursuant to section 24(f):
$64,689,987




(ii)
Aggregate price of securities redeemed or
repurchased during the fiscal year:
$61,682,233




(iii)
Aggregate price of securities redeemed or
repurchased during any prior fiscal year ending no earlier
than October 11, 1995 that were not previously used to
reduce registration fees payable to the Commission:
$0




(iv)
Total available redemption credits [add Items
5(ii) and 5(iii)]:
$61,682,233



   (v)
Net sales - If Item
5(i) is greater than Item 5(iv) [subtract Item 5(iv)
from Item 5(i)]:
$3,007,754



 (vi)
Redemption credits
available for use in future years - if Item 5(i) is less than
Item 5(iv)[subtract Item 5(iv) from Item (5(i)]:
$0



(vii)

Multiplier for determining registration fee
(See instruction C.9):
X   0.0001364



(viii)
Registration
fee due [multiply Item 5(v) by Item 5(vii)] enter " 0 " if no fee is due.
= $410



6
Prepaid Shares


If the
response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities
(number of shares or other units) deducted here: 0.
If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.



7
Interest due - if this Form is being filed
more than 90 days after the end of the issuer's fiscal year
(See Instruction D):
+  $0



8
Total amount of the
registration fee due plus any interest due
[line 5(viii) plus line 7]:
=  $410



9
Date
the registration fee and any interest payment was sent to
the Commission's lockbox depository:
March 10, 2011
CIK Number designated to receive payment:
0000904333





Method of Delivery:     N/A






[x] Wire Transfer
[  ] Mail or other means





SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:
/s/ James D. Pierce

James D. Pierce


Assistant Treasurer


Date: March 06, 2013